Restricted Stock Plan (Tables)	12 Months Ended
Dec. 31, 2025
Restricted Stock Plan
Schedule of nonvested restricted shares

A summary of the status of the Company’s nonvested restricted shares as of December 31, 2025, and changes during the year then ended, is presented below:

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value
Nonvested, beginning of year	287,790	$11.68
Granted	10,000	13.06
Vested	(10,000)	9.00
Forfeited	—	—
Nonvested, end of year	287,790	$11.58